Shareholder Fees (Invesco Van Kampen V.I. Capital Growth Fund, Series I shares, Invesco Van Kampen V.I. Capital Growth Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Capital Growth Fund | Series I shares, Invesco Van Kampen V.I. Capital Growth Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)